Income Tax	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Income tax
27.	Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits. This subsidiary is in the process of liquidation as of June 30, 2025. There were no assessable profits for the six months ended June 20, 2025 and 2024.

c)	Japan taxation

Japan profits tax has been provided for at the rate of 30.62% on the estimated assessable profits. There was no assessable profit for the six months ended June 20, 2025 as the subsidiary was liquidated in 2024.

d)	United States taxation

Tax rate is 27.98% on the estimated assessable profits. There were no assessable profits for the six months ended June 20, 2025 and 2024.

e)	United Kingdom taxation

United Kingdom profits tax has been provided for at a rate of 25% on estimated assessable profits for the six months ended June 30, 2025 (2024: 19%).

f)	India taxation

India profits tax has been provided for at the rate of 25.17% on the estimated assessable profits for the six months ended June 30, 2025 (2024: 25%).

g)	Egypt taxation

Egypt profits tax has been provided for at the rate of 22.5% on the estimated assessable profits.

h)	Components of income tax expense:

	Six months ended June 30
	2025	2024
Current tax:
Current tax on profits for the period	$2,447,928	$1,912,210
Prior year income tax overestimation	(22,022)	-
Total current tax	2,425,906	1,912,210

Deferred tax:
Origination and reversal of temporary differences	(2,109,695)	(1,781,319)
Income tax expense	$316,211	$137,891